UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Vincent P. Corti
The New Economy Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The New Economy Fund®
Investment portfolio

August 31, 2012
unaudited

Common stocks — 85.71%	Shares	Value (000)

CONSUMER DISCRETIONARY — 19.50%
Galaxy Entertainment Group Ltd.1	48,784,000	$138,692
Comcast Corp., Class A	2,532,400	84,911
Comcast Corp., Class A, special nonvoting shares	1,100,000	36,157
Amazon.com, Inc.1	410,000	101,774
Netflix, Inc.1	1,503,400	89,783
DIRECTV1	1,400,000	72,926
Lions Gate Entertainment Corp.1	4,325,000	63,923
News Corp., Class A	2,602,815	60,880
MGM China Holdings Ltd.	36,772,000	60,592
Sands China Ltd.	16,326,400	57,677
Liberty Media Corp., Class A1	500,000	52,140
Daily Mail and General Trust PLC, Class A, nonvoting	6,670,000	50,784
Sky Deutschland AG1	13,645,000	47,438
Time Warner Inc.	1,000,000	41,550
Garmin Ltd.	951,200	38,381
SJM Holdings Ltd.	17,342,000	36,536
Li & Fung Ltd.	22,000,000	35,740
John Wiley & Sons, Inc., Class A	700,000	34,538
Melco Crown Entertainment Ltd. (ADR)1	2,881,000	33,765
Tractor Supply Co.	350,000	33,418
Time Warner Cable Inc.	365,014	32,420
Reed Elsevier PLC	3,430,000	32,160
Home Depot, Inc.	541,000	30,702
Paddy Power PLC	357,000	25,236
Kingfisher PLC	5,500,000	24,069
JCDecaux SA	950,000	21,676
WPP PLC	1,650,000	21,353
Groupon, Inc., Class A1,2	4,748,340	19,706
Zhongsheng Group Holdings Ltd.	14,264,500	17,932
CTC Media, Inc.	1,800,000	15,246
Churchill Downs Inc.	250,000	14,307
YUM! Brands, Inc.	214,500	13,668
NIKE, Inc., Class B	136,600	13,299
Las Vegas Sands Corp.	260,000	11,021
Multi Screen Media Private Ltd.1,2,3	79,866	6,608
		1,471,008

HEALTH CARE — 17.55%
Hologic, Inc.1	6,054,550	118,851
Grifols, SA, Class A1	3,055,000	86,074
Gilead Sciences, Inc.1	1,724,500	99,486
Alexion Pharmaceuticals, Inc.1	884,100	94,784
Thermo Fisher Scientific Inc.	1,428,000	81,896
Edwards Lifesciences Corp.1	761,600	77,767
Forest Laboratories, Inc.1	2,100,000	72,849
Celesio AG	3,167,000	57,899
Stryker Corp.	984,000	52,408
McKesson Corp.	600,000	52,266
Biogen Idec Inc.1	335,600	49,195
Illumina, Inc.1	1,164,876	49,018
Exelixis, Inc.1,4	10,950,900	48,513
Amgen Inc.	564,000	47,331
NuVasive, Inc.1,4	2,205,286	46,487
Allergan, Inc.	500,000	43,065
St. Jude Medical, Inc.	1,120,000	42,291
BioMarin Pharmaceutical Inc.1	1,016,300	37,949
Orthofix International NV1	700,000	29,624
Medtronic, Inc.	700,000	28,462
Richter Gedeon Nyrt	130,000	22,161
Mesoblast Ltd.1	3,325,000	21,814
Amil Participações SA, ordinary nominative	1,825,000	18,520
Hill-Rom Holdings, Inc.	518,000	14,364
Teva Pharmaceutical Industries Ltd. (ADR)	196,000	7,758
Volcano Corp.1	218,920	6,191
Endo Health Solutions Inc.1	182,000	5,791
Zimmer Holdings, Inc.	91,000	5,622
ArthroCare Corp.1	188,700	5,582
		1,324,018

INFORMATION TECHNOLOGY — 17.11%
Apple Inc.	296,100	196,978
Samsung Electronics Co. Ltd.	108,073	117,443
Baidu, Inc., Class A (ADR)1	874,000	97,399
Texas Instruments Inc.	2,555,000	74,197
NetEase, Inc. (ADR)1	1,398,000	72,794
Microsoft Corp.	1,995,000	61,486
Computer Sciences Corp.	1,760,000	56,690
Adobe Systems Inc.1	1,675,000	52,377
Accenture PLC, Class A	730,000	44,968
Mail.ru Group Ltd. (GDR)	1,300,000	42,601
Oracle Corp.	1,171,000	37,062
AAC Technologies Holdings Inc.	10,096,000	34,300
Yahoo! Inc.1	2,335,000	34,208
Logitech International SA1	3,500,000	32,305
Trimble Navigation Ltd.1	650,000	31,882
Hexagon AB, Class B	1,560,000	31,331
AOL Inc.1	916,503	30,859
eBay Inc.1	600,000	28,482
SINA Corp.1	500,000	28,050
Autodesk, Inc.1	900,000	27,945
EMC Corp.1	750,000	19,718
Motorola Solutions, Inc.	380,000	18,111
Avid Technology, Inc.1	1,800,000	16,578
FactSet Research Systems, Inc.	172,000	15,870
Avago Technologies Ltd.	425,000	15,542
ASML Holding NV	242,000	13,708
Gemalto NV	153,000	12,126
Maxim Integrated Products, Inc.	350,000	9,499
Electronic Arts Inc.1	665,000	8,864
KLA-Tencor Corp.	153,000	7,850
Rovi Corp.1	502,000	7,701
DTS, Inc.1	275,000	6,174
Quantum Corp.1	1,885,000	3,016
Nokia Corp.	800,000	2,274
		1,290,388

FINANCIALS — 9.57%
AIA Group Ltd.	28,336,000	97,364
Wells Fargo & Co.	1,362,300	46,359
State Street Corp.	932,700	38,800
Chongqing Rural Commercial Bank Co., Ltd., Class H	89,695,000	36,776
Agricultural Bank of China, Class H	97,780,000	36,056
Aon PLC, Class A	661,000	34,346
Marsh & McLennan Companies, Inc.	1,000,000	34,170
Aberdeen Asset Management PLC	7,370,000	32,615
Assured Guaranty Ltd.	2,400,000	31,680
Zions Bancorporation	1,600,000	30,800
JPMorgan Chase & Co.	800,000	29,712
Banco Santander, SA1	3,974,608	28,346
HDFC Bank Ltd.	2,550,000	27,292
Fifth Third Bancorp	1,800,000	27,252
Industrial and Commercial Bank of China Ltd., Class H	48,736,000	26,392
First American Financial Corp.	1,170,900	22,563
Bank of China Ltd., Class H	55,556,000	20,200
Longfor Properties Co. Ltd.	13,800,000	19,892
China Construction Bank Corp., Class H	27,994,050	18,408
Stewart Information Services Corp.	900,000	17,793
IndusInd Bank Ltd.	2,700,000	15,365
Banco Santander (Brasil) SA, units	859,085	6,602
Banco Santander (Brasil) SA, units (ADR)	859,085	6,512
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,805,000	13,033
Kotak Mahindra Bank Ltd.	894,917	9,236
Citigroup Inc.	300,000	8,913
Old Republic International Corp.	352,801	3,045
Genworth Financial, Inc., Class A1	436,000	2,306
		721,828

INDUSTRIALS — 8.14%
AirAsia Bhd.3	77,785,000	85,854
Union Pacific Corp.	612,977	74,440
Ryanair Holdings PLC (ADR)1	2,274,700	70,607
PT AKR Corporindo Tbk	173,899,680	63,833
Verisk Analytics, Inc., Class A1	1,175,000	57,011
United Parcel Service, Inc., Class B	610,000	45,024
CSX Corp.	1,952,722	43,858
JG Summit Holdings, Inc.	54,060,400	42,657
MSC Industrial Direct Co., Inc., Class A	600,000	41,580
FedEx Corp.	401,700	35,201
Exponent, Inc.1	350,300	18,237
United Continental Holdings, Inc.1	787,500	14,529
Iron Mountain Inc.	332,500	10,906
Beacon Roofing Supply, Inc.1	216,700	6,098
United Stationers Inc.	164,320	3,975
		613,810

TELECOMMUNICATION SERVICES — 5.66%
Crown Castle International Corp.1	2,208,122	140,128
SOFTBANK CORP.	1,320,000	53,781
Millicom International Cellular SA (SDR)	578,269	49,774
Vodafone Group PLC	14,000,000	40,347
Avanti Communications Group PLC1,4	6,933,372	38,752
Sprint Nextel Corp., Series 11	6,685,000	32,422
MetroPCS Communications, Inc.1	2,223,832	21,638
MTN Group Ltd.	1,040,000	19,431
tw telecom inc.1	480,000	12,072
Telephone and Data Systems, Inc.	326,100	7,996
Leap Wireless International, Inc.1	982,252	5,373
United States Cellular Corp.1	139,500	5,294
		427,008

ENERGY — 1.65%
Schlumberger Ltd.	1,052,400	76,173
FMC Technologies, Inc.1	600,000	28,104
Baker Hughes Inc.	443,200	20,210
		124,487

CONSUMER STAPLES — 0.84%
Costco Wholesale Corp.	650,000	63,615

MATERIALS — 0.68%
Monsanto Co.	449,950	39,195
Ube Industries, Ltd.	5,556,000	12,135
		51,330

UTILITIES — 0.30%
SSE PLC	1,055,000	22,916

MISCELLANEOUS — 4.71%
Other common stocks in initial period of acquisition		355,118

Total common stocks (cost: $5,117,220,000)		6,465,526

Preferred stocks — 0.17%

FINANCIALS — 0.06%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	160,000	4,213

MISCELLANEOUS — 0.11%
Other preferred stocks in initial period of acquisition		8,361

Total preferred stocks (cost: $11,000,000)		12,574

	Pincipal amount
Bonds & notes — 0.04%	(000)

TELECOMMUNICATION SERVICES — 0.04%
Cricket Communications, Inc. 7.75% 2016	$625	662
Cricket Communications, Inc. 7.75% 2020	2,200	2,145
		2,807

Total bonds & notes (cost: $2,704,000)		2,807

	Principal amount	Value
Short-term securities — 14.06%	(000)	(000)

Fannie Mae 0.10%–0.18% due 10/1/2012–7/1/2013	$231,300	$231,209
U.S. Treasury Bills 0.116%–0.193% due 9/20/2012–8/22/2013	148,400	148,355
Federal Home Loan Bank 0.12%–0.19% due 10/12–10/24/2012	143,750	143,731
Freddie Mac 0.14%–0.17% due 11/19/2012–5/29/2013	119,600	119,529
Procter & Gamble Co. 0.14% due 10/29–11/27/20125	72,800	72,779
Variable Funding Capital Corp. 0.15%–0.20% due 9/7–10/15/20125	71,900	71,887
JPMorgan Chase & Co. 0.28% due 10/31/2012	30,000	29,991
Jupiter Securitization Co., LLC 0.18% due 9/5/20125	25,000	24,999
Straight-A Funding LLC 0.18% due 10/1–11/2/20125	43,000	42,989
General Electric Co. 0.13% due 9/4/2012	18,700	18,700
General Electric Capital Corp. 0.16% due 9/13/2012	14,950	14,949
eBay Inc. 0.16% due 9/12/20125	26,000	25,998
Federal Farm Credit Banks 0.19% due 8/13/2013	25,000	24,955
Abbott Laboratories 0.11%–0.15% due 9/4–9/25/20125	18,800	18,799
United Technologies Corp. 0.21% due 10/18/20125	18,000	17,992
NetJets Inc. 0.13% due 9/17/20125	15,000	14,999
Private Export Funding Corp. 0.28% due 2/8/20135	14,900	14,866
Coca-Cola Co. 0.19% due 9/6/20125	11,000	11,000
Google Inc. 0.14% due 11/20/20125	7,200	7,197
Wal-Mart Stores, Inc. 0.11% due 9/13/20125	6,100	6,100

Total short-term securities (cost: $1,061,010,000)		1,061,024

Total investment securities (cost: $6,191,934,000)		7,541,931
Other assets less liabilities		1,371

Net assets		$7,543,302

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Groupon, Inc., Class A	12/17/2010	$37,500	$19,706	.26%
Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	31,574	6,608	.09
Total restricted securities		$69,074	$26,314	.35%

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $92,462,000, which represented 1.23% of the net assets of the fund. This amount includes $85,854,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

4The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.

5Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $329,605,000, which represented 4.37% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/2012 (000)

Exelixis, Inc.	—	10,950,900	—	10,950,900	$—	$48,513
NuVasive, Inc.	1,972,286	233,000	—	2,205,286	—	46,487
Avanti Communications Group PLC	3,488,372	3,445,000	—	6,933,372	—	38,752
					$—	$133,752

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2012 (dollars in thousands):

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$1,464,400	$—	$6,608	$1,471,008
Health care	1,324,018	—	—	1,324,018
Information technology	1,290,388	—	—	1,290,388
Financials	721,828	—	—	721,828
Industrials	527,956	85,854	—	613,810
Telecommunication services	427,008	—	—	427,008
Energy	124,487	—	—	124,487
Consumer staples	63,615	—	—	63,615
Materials	51,330	—	—	51,330
Utilities	22,916	—	—	22,916
Miscellaneous	355,118	—	—	355,118
Preferred stocks	—	12,574	—	12,574
Bonds & notes	—	2,807	—	2,807
Short-term securities	—	1,061,024	—	1,061,024
Total	$6,373,064	$1,162,259	$6,608	$7,541,931

*Securities with a market value of $1,522,868,000, which represented 20.19% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,649,039
Gross unrealized depreciation on investment securities	(299,042)
Net unrealized appreciation on investment securities	1,349,997
Cost of investment securities for federal income tax purposes	6,191,934

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-914-1012O-S32857

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 29, 2012

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: October 29, 2012